Item 1. Report to Shareholders

T. Rowe Price Emerging Europe & Mediterranean Fund
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April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Semiannual Report (Unaudited)

Financial Highlights          For a share outstanding throughout each period
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                       6 Months       Year                           8/31/00
                          Ended      Ended                           Through
                        4/30/04   10/31/03   10/31/02   10/31/01    10/31/00
NET ASSET VALUE

Beginning of period    $  10.81   $   6.82   $   5.89   $   8.65   $   10.00

Investment activities

  Net investment
  income (loss)           (0.04)      0.04*     (0.05)*    (0.06)*     (0.01)*

  Net realized
  and unrealized
  gain (loss)              2.33       3.93       0.98      (2.64)      (1.34)

  Total from investment
  activities               2.29       3.97       0.93      (2.70)      (1.35)

Distributions

  Net Investment Income   (0.02)         -          -          -           -

  Net realized gain           -          -          -      (0.07)          -

  Total Distributions     (0.02)         -          -      (0.07)          -

Redemption fees added
to paid-in-capital         0.03       0.02          -       0.01           -

NET ASSET VALUE

End of period          $  13.11   $  10.81   $   6.82   $   5.89   $    8.65
                       ------------------------------------------------------

Ratios/Supplemental
Data

Total return^            21.49%     58.50%*    15.79%*  (31.28)%*   (13.50)%*

Ratio of total
expenses to average
net assets                1.75%!     1.75%*     1.75%*     1.75%*      1.75%!*

Ratio of net
investment income
(loss) to average
net assets              (0.96)%!     0.51%*   (0.66)%*   (0.82)%*    (0.73)%!*

Portfolio turnover
rate                      44.8%!     54.1%      94.5%      83.1%       62.9%!

Net assets,
end of period
(in thousands)         $ 98,056   $ 46,813   $ 21,481   $ 17,331   $  25,533

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption and account fees.

  * Excludes expenses in excess of a 1.75% contractual expense limitation in effect through 2/28/05.

  ! Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Semiannual Report (Unaudited)                         April 30, 2004

Portfolio of Investments (ss.) ++                        Shares          Value
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(Cost and value in $ 000s)

CANADA   1.6%

Common Stocks   1.6%

Telesystem International Wireless (USD) *               166,100          1,628

Total Canada (Cost $1,578)                                               1,628


CZECH REPUBLIC   3.3%

Common Stocks   3.3%

Komercni Banka                                           29,276          3,214

Total Czech Republic (Cost $2,665)                                       3,214


EGYPT   6.8%

Common Stocks   6.8%

Orascom Construction Industries                         213,700          3,310

Orascom Telecommunications *                            174,200          3,351

Total Egypt (Cost $5,403)                                                6,661


ESTONIA   1.7%

Common Stocks   1.7%

Eesti Telekom GDR (USD)                                   6,552            180

Hansabank (EUR) *                                       201,976          1,546

Total Estonia (Cost $1,283)                                              1,726


HUNGARY   1.5%

Common Stocks   1.5%

Gedeon Richter                                            5,870            596

Gedeon Richter GDR (USD)                                  8,676            864

Total Hungary (Cost $966)                                                1,460


ISRAEL   28.6%

Common Stocks   28.6%

Bank Hapoalim                                         1,348,400          3,456

Bank Leumi                                              813,100          1,473

Check Point Software Technologies (USD) *               130,415          3,056

Koor Industries *                                        46,000          1,783

Lipman Electronic Engineering (USD) *                    33,000          1,468

Makhteshim-Agan Industries *                            508,800          2,046

NICE Systems ADR (USD) *                                117,600          2,729

Orbotech (USD) *                                        100,800          2,129

Partner Communications ADR (USD) *                      453,390          3,432

Teva Pharmaceutical ADR (USD)                           104,580          6,438

Total Israel (Cost $25,863)                                             28,010


KAZAKHSTAN   3.9%

Common Stocks   3.9%

PetroKazakhstan (USD)                                   141,700          3,799

Total Kazakhstan (Cost $4,156)                                           3,799


POLAND   2.8%

Common Stocks   2.8%

Bank Polska Kasa Opieki Grupa                            12,720            395

Bank Przemyslowo-Handlowy PBK *                           4,000            438

KGHM Polska Miedz *                                     179,800          1,241

Telekomunikacja Polska                                  174,600            707

Total Poland (Cost $2,623)                                               2,781


RUSSIA   30.1%

Common Stocks   30.1%

AO VimpelCom ADR (USD) *                                 56,600          5,080

Gazprom ADR (USD)                                        86,800          2,666

Lukoil (USD)                                             57,130          1,556

Lukoil ADR (USD)                                         53,950          5,827

MMC Norilsk Nickel (USD)                                 68,000          4,066

Mobile Telesystems ADR (USD)                             23,931          2,584

Sibneft ADR (USD)                                        15,600            478

Uralsvyazinform ADR (USD) *                             145,300          1,071

YUKOS ADR (USD)                                         138,345          6,191

Total Russia (Cost $22,007)                                             29,519

TURKEY   14.9%

Common Stocks   14.9%

Akbank                                              493,729,569          2,293

Anadolu Efes Biracilik ve Malt Sanayii               93,887,750          1,316

Arcelik                                             110,921,700            594

Dogan Yayin Holding *                               494,971,630          1,648

Ford Otomotiv Sanayi *                              102,798,400            810

Hurriyet Gazete *                                   496,388,107          1,407

Turkcell Iletisim Hizmetleri *                      375,479,700          4,073

Turkcell Iletisim Hizmetleri ADR (USD) *                  6,300            179

Turkiye Garanti Bankasi *                           758,609,008          2,325

Total Turkey (Cost $9,060)                                              14,645


SHORT-TERM INVESTMENTS   6.5%

Money Market Funds   6.5%

T. Rowe Price Reserve Investment Fund, 1.09% #        6,355,425          6,355

Total Short-Term Investments (Cost $6,355)                               6,355


SECURITIES LENDING COLLATERAL   9.8%

Money Market Pooled Account   9.8%

Investment in money market pooled account managed
by JP Morgan Chase Bank, London, 1.06% #              9,575,621          9,576

Total Securities Lending Collateral (Cost $9,576)                        9,576


Total Investments in Securities

111.5% of Net Assets (Cost $91,535)                                   $109,374
                                                                      --------

  (ss.) Denominated in currency of country of incorporation unless otherwise noted

     ++ At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

      #  Seven-day yield

      *  Non-income producing

    ADR  American Depository Receipts

    EUR  Euro

    GDR  Global Depository Receipts

    USD  U.S. dollar


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Semiannual Report (Unaudited)                         April 30, 2004

Statement of Assets and Liabilities
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(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $91,535)                   $ 109,374

Other assets                                                               860

Total assets                                                           110,234

Liabilities

Obligation to return securities lending collateral                       9,576

Other liabilities                                                        2,602

Total liabilities                                                       12,178

NET ASSETS                                                           $  98,056
                                                                     ---------

Net Assets Consist of:

Undistributed net investment income (loss)                           $    (377)

Undistributed net realized gain (loss)                                  (5,237)

Net unrealized gain (loss)                                              17,841

Paid-in-capital applicable to 7,480,693 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      85,829

NET ASSETS                                                           $  98,056
                                                                     ---------

NET ASSET VALUE PER SHARE                                            $   13.11
                                                                     ---------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Semiannual Report (Unaudited)

Statement of Operations
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($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        4/30/04
Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $46)                              $     270

  Securities lending                                                          5

  Total income                                                              275

Expenses

  Investment management                                                     369

  Shareholder servicing                                                      74

  Custody and accounting                                                     65

  Registration                                                               15

  Prospectus and shareholder reports                                         11

  Legal and audit                                                            10

  Directors                                                                   2

  Miscellaneous                                                               3

  Reductions/repayments pursuant to expense limitation

    Investment management fees (waived) repaid                               57

    Expenses (reimbursed by) repaid to manager                                3

  Total expenses                                                            609

Net investment income (loss)                                               (334)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              2,960

  Foreign currency transactions                                             (60)

  Net realized gain (loss)                                                2,900

Change in net unrealized gain (loss)

  Securities                                                              5,157

  Other assets and liabilities
  denominated in foreign currencies                                           2

  Change in net unrealized gain (loss)                                    5,159

Net realized and unrealized gain (loss)                                   8,059

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $   7,725
                                                                      ---------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
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($ 000s)
                                                           6 Months        Year
                                                              Ended       Ended
                                                            4/30/04    10/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                            $    (334)  $     154

  Net realized gain (loss)                                    2,900        (795)

  Change in net unrealized gain (loss)                        5,159      14,736

  Increase (decrease) in net assets from operations           7,725      14,095

Distributions to shareholders

  Net investment income                                         (90)          -

Capital share transactions *

  Shares sold                                                56,023      19,952

  Distributions reinvested                                       82           -

  Shares redeemed                                           (12,640)     (8,789)

  Redemption fees received                                      143          74

  Increase (decrease) in net assets from capital
  share transactions                                         43,608      11,237

Net Assets

Increase (decrease) during period                            51,243      25,332

Beginning of period                                          46,813      21,481

End of period                                             $  98,056   $  46,813
                                                          ---------   ---------

(Including undistributed net investment income (loss) of $(377) at 4/30/04 and $47 at 10/31/03)

*Share information

  Shares sold                                                 4,113       2,165

  Distributions reinvested                                        7           -

  Shares redeemed                                              (970)       (983)

  Increase (decrease) in shares outstanding                   3,150       1,182


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Semiannual Report (Unaudited)                          April 30, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe & Mediterranean Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on August 31, 2000. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the
T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees
A 2% fee is assessed on redemptions of fund shares held less than 1 year to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At April 30, 2004, approximately 90% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2004, the value of loaned securities was $9,201,000; aggregate collateral consisted of $9,576,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $54,651,000 and $14,685,000, respectively, for the six months ended April 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $8,137,000 of unused capital loss carryforwards, of which $4,776,000 expire in fiscal 2009, $2,673,000 expire in fiscal 2010, and $688,000 expire in fiscal 2011.

At April 30, 2004, the cost of investments for federal income tax purposes was $91,535,000. Net unrealized gain aggregated $17,841,000 at period-end, of which $19,202,000 related to appreciated investments and $1,361,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At April 30, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $113,000.

The fund is also subject to a contractual expense limitation through February 28, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.75%. Through February 28, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to the agreement, At April 30, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $309,000 through October 31, 2004, and $74,000 through February 28, 2007.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $96,000 for the six months ended April 30, 2004, of which $18,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum

Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2004, the fund was allocated $4,000 of Spectrum Funds' expenses, of which $2,000 related to services provided by Price and $1,000 was payable at period-end. At April 30, 2004, approximately 1.8% of the outstanding were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $19,000.

T. Rowe Price Emerging Europe & Mediterranean Fund
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Certified Semiannual Report

Information on Proxy Voting
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A description of the policies and procedures that the T. Rowe Price Emerging Europe & Mediterranean Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) (1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                    SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004